Operating Segments (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Summary of Reconciliation of Information on Reportable Segments with Amounts Reported In Financial Statements

Reconciliations of information on reportable segments with the amounts reported in the financial statements for the six months ended June 30, 2025

	June 30, 2025
					Consolidated
					adjustments and
(In thousand Euros)	EMEA	NORAM	APAC	Total segments	eliminations	Consolidated
Sales of Goods	53,425	14,917	216	68,558	(4,333)	64,225
Sales of Services	3,324	8,382	162	11,868	(162)	11,706
Changes in inventories and raw	(35,636)	(15,634)	(153)	(51,423)	4,333	(47,090)
Employee benefits	(23,611)	(4,394)	(131)	(28,136)	—	(28,136)
Other operating expenses	(17,111)	(4,114)	(90)	(21,315)	162	(21,153)
Amortization and depreciation	(19,049)	(1,237)	—	(20,286)	—	(20,286)
Impairment of assets	2,449	—	—	2,449	—	2,449
Other income	(122)	(47)	49	(120)	—	(120)
Operating Loss	(36,331)	(2,127)	53	(38,405)	—	(38,405)
Total Assets	452,274	42,821	1,520	496,615	(180,127)	316,488
Total Liabilities	359,798	38,685	1,011	399,494	(119,144)	280,350

Reconciliations of information on reportable segments with the amounts reported in the financial statements for the six months ended June 30, 2024

	June 30, 2024
					Consolidated
					adjustments and
(In thousand Euros)	EMEA	NORAM	APAC	Total segments	eliminations	Consolidated
Sales of Goods	75,400	12,566	750	88,716	(4,770)	83,946
Sales of Services	4,033	3,890	216	8,139	(192)	7,947
Changes in inventories and raw	(48,397)	(11,635)	(528)	(60,560)	4,811	(55,749)
Employee benefits	(30,233)	(6,584)	(174)	(36,991)	—	(36,991)
Other operating expenses	(22,937)	(4,928)	(297)	(28,162)	200	(27,962)
Amortization and depreciation	(16,972)	(1,445)	(1)	(18,418)	—	(18,418)
Impairment of goodwill	(2,349)	—	—	(2,349)	—	(2,349)
Other income	654	(127)	—	527	—	527
Operating Loss	(40,801)	(8,263)	(34)	(49,098)	49	(49,049)
Total Assets	359,396	162,451	998	522,845	(93,536)	429,309
Total Liabilities	373,956	49,811	1,476	425,243	(93,533)	331,710

Summary of External Revenue by Location of Customers

External revenue by location

The countries where the Group has sold more than 10% of the annual revenue are as follows:

	Six-months period ended June 30,
(In thousand Euros)	2025		2024
	Revenue	%	Revenue	%
Country
Spain	12,801	17%	11,484	12%
United States	18,899	25%	13,399	15%
Italy	1,546	2%	4,935	5%
Germany	19,147	25%	22,715	25%
Other countries	23,538	31%	39,360	43%
Total	75,931	100%	91,893	100%